Capitalized Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2016
Research And Development [Abstract]
Summary of Capitalized Software Development Costs

Capitalized software development costs consisted of the following at December 31, 2016 and 2015 (in thousands):

			As of December 31, 2016
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
Capitalized software development costs	$30,658	3 years	$(21,866)	$8,792
Total capitalized software development costs	$30,658		$(21,866)	$8,792

			As of December 31, 2015
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
Capitalized software development costs	$25,119	3 years	$(16,941)	$8,178
Total capitalized software development costs	$25,119		$(16,941)	$8,178

Schedule of Expected Amortization of Capitalized Software Development Costs	The expected amortization, as of December 31, 2016, for each of the next three years is as follows: Year ending December 31:
(in thousands)
2017	$4,361
2018	2,844
2019	1,587
$8,792